Cover	Feb. 08, 2022
Cover [Abstract]
Entity Registrant Name	LIBERATED SYNDICATION INC.
Entity Central Index Key	0001667489
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Feb. 08, 2022
Entity Ex Transition Period	true
Entity Incorporation State Country Code	NV
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-55779
Entity Tax Identification Number	47-5224851
Entity Address Address Line 1	5001 Baum Boulevard, Suite 770
Entity Address City Or Town	Pittsburgh
Entity Address Postal Zip Code	15213
Local Phone Number	621-0902
City Area Code	412
Entity Address State Or Province	PA